Exhibit 99.1

Nissan Auto Receivables 2026-B Owner Trust

Servicer’s Certificate

Collection Period	30-Sep-26	30/360 Days	15	Collection Period Start	1-Sep-26
Distribution Date	15-Oct-26	Actual/360 Days	15	Collection Period End	30-Sep-26
				Prior Month Settlement Date	30-Sep-26
				Current Month Settlement Date	15-Oct-26

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,439,976,830.21	1,439,976,830.21	1,397,957,504.58	1.076458
Yield Supplement Overcollaterization		141,312,074.05	141,312,074.05	135,275,337.74
Total Adjusted Pool Balance		1,298,664,756.16	1,298,664,756.16	1,262,682,166.84
Total Adjusted Securities		1,298,664,756.16	1,298,664,756.16	1,262,682,166.84	0.972293
Class A-1 Notes	4.23500%	276,000,000.00	276,000,000.00	240,017,410.68	0.869628
Class A-2a Notes	4.70000%	364,600,000.00	364,600,000.00	364,600,000.00	1.000000
Class A-2b Notes	4.06072%	80,000,000.00	80,000,000.00	80,000,000.00	1.000000
Class A-3 Notes	5.07000%	444,600,000.00	444,600,000.00	444,600,000.00	1.000000
Class A-4 Notes	5.15000%	81,500,000.00	81,500,000.00	81,500,000.00	1.000000
Class B Notes	5.32000%	21,430,000.00	21,430,000.00	21,430,000.00	1.000000
Class C Notes	5.52000%	17,540,000.00	17,540,000.00	17,540,000.00	1.000000
Certificates	0.00000%	12,994,756.16	12,994,756.16	12,994,756.16	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	35,982,589.32	487,025.00	130.3717004	1.7645833
Class A-2a Notes	0.00	714,008.33	—	1.9583333
Class A-2b Notes	0.00	135,357.33	—	1.6919666
Class A-3 Notes	0.00	939,217.50	—	2.1125000
Class A-4 Notes	0.00	174,885.42	—	2.1458334
Class B Notes	0.00	47,503.17	—	2.2166668
Class C Notes	0.00	40,342.00	—	2.3000000
Certificates	0.00	0.00	—	—

Total Securities	35,982,589.32	2,538,338.75

I. COLLECTIONS

Interest:
Interest Collections				4,852,897.29
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				4,852,897.29
Principal:
Principal Collections				41,753,480.96
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				41,753,480.96
Recoveries of Defaulted Receivables				0.00

Total Collections				46,606,378.25

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			54,150	1,298,664,756.16
Total Principal Payment				35,982,589.32

			53,559	1,262,682,166.84

Nissan Auto Receivables 2026-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	46,606,378.25
Reserve Account Draw	0.00
Total Available for Distribution	46,606,378.25
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	1,199,980.69
Servicing Fee Paid	1,199,980.69
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	487,025.00
Class A-1 Notes Monthly Interest Paid	487,025.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	714,008.33
Class A-2a Notes Monthly Interest Paid	714,008.33
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	135,357.33
Class A-2b Notes Monthly Interest Paid	135,357.33
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	939,217.50
Class A-3 Notes Monthly Interest Paid	939,217.50
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	174,885.42
Class A-4 Notes Monthly Interest Paid	174,885.42
Change in Class A-4 Notes Interest Carryover Shortfall	0.00
Class B Notes Monthly Interest
Class B Notes Interest Carryover Shortfall	0.00
Class B Notes Interest on Interest Carryover Shortfall	0.00
Class B Notes Monthly Interest Distributable Amount	47,503.17
Class B Notes Monthly Interest Paid	47,503.17
Change in Class B Notes Interest Carryover Shortfall	0.00
Class C Notes Monthly Interest
Class C Notes Interest Carryover Shortfall	0.00
Class C Notes Interest on Interest Carryover Shortfall	0.00
Class C Notes Monthly Interest Distributable Amount	40,342.00
Class C Notes Monthly Interest Paid	40,342.00
Change in Class C Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2026-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		2,538,338.75
Total Note Monthly Interest Paid		2,538,338.75
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		42,868,058.81
4. Total Monthly Principal Paid on the Notes		35,982,589.32
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		35,982,589.32
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		6,885,469.49
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		6,885,469.49

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,246,661.89
Required Reserve Account Amount		3,246,661.89
Beginning Reserve Account Balance		3,246,661.89
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,246,661.89
Required Reserve Account Amount for Next Period		3,246,661.89

VI. POOL STATISTICS

Weighted Average Coupon		4.03%
Weighted Average Remaining Maturity		52.74

	Amount	Number
Principal on Defaulted Receivables	265,844.67	10
Principal Recoveries of Defaulted Receivables	0.00

Monthly Net Losses	265,844.67
Pool Balance at Beginning of Collection Period	1,439,976,830.21
Net Loss Ratio for Third Preceding Collection Period	0.00%
Net Loss Ratio for Second Preceding Collection Period	0.00%
Net Loss Ratio for Preceding Collection Period	0.00%
Net Loss Ratio for Current Collection Period	0.22%
Four-Month Average Net Loss Ratio	0.06%
Cumulative Net Losses for all Periods	265,844.67

Nissan Auto Receivables 2026-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,206,210.56	48	0.09%
61-90 Days Delinquent	0.00	0	0.00%
91-120 Days Delinquent	0.00	0	0.00%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,206,210.56	48	0.09%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Second Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Current Collection Period	0.00%	0.00%
Four-Month Average Delinquency Ratio	0.00%	0.00%
60 Day Delinquent Receivables	—
Delinquency Percentage	0.00%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	3,595,993.07
Number of Extensions	117

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO

NMAC, the sponsor, determined that the combined fair value of the Notes and Certificates was $1,379,410,435 as of the Closing Date, and that the fair value of the entire portion of the Certificates as of the Closing Date was $93,740,435, which is approximately 6.80% of the fair value of the Notes and Certificates. NARC II, the depositor, an affiliate of NMAC, retained all of the Certificates as of the Closing Date. The depositor is retaining a sufficient portion of the Certificates necessary to satisfy the requirements of the SEC’s credit risk retention rules, 17 C.F.R Part 246 (‘Regulation RR’), which will be greater than or equal to 5.00% of the fair value of the Notes and Certificates required to comply with Regulation RR.